Income Taxes (Details) 10-Q - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Income Tax Disclosure [Abstract]
Tax expense	$ 0	$ 0	$ 0	$ 0	$ 0
Interest and penalties related to income taxes	0	$ 0	0	$ 0
Deferred Tax Assets, Valuation Allowance	$ 23,000,000		$ 23,000,000		$ 6,029,335